Share Capital - Additional Information - Share Repurchase and Share Issuance (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Aug. 24, 2012	Mar. 31, 2012
Shareholders Equity [Line Items]
Authorized number of shares			4,000,000
Stock repurchased and retired during period, shares	494,954	2,822,440
Stock repurchase and retired during period, average amount per share	$ 1.51	$ 3.72
Total purchase price	$ 750	$ 10,505	$ 9,755
Reduction to stated capital	5,435
Credit to additional paid-in-capital	4,685
Class A Subordinate Voting Shares [Member]
Shareholders Equity [Line Items]
Stock repurchased and retired during period, shares	574,954		2,327,486
Number of shares issued	115,015
Increase in share capital as a result of issued shares	408
Net reduction in additional paid in capital	$ 408